Equity (Tables)	12 Months Ended	9 Months Ended
	Dec. 31, 2012	Sep. 30, 2013 Stock Options [Member]	Sep. 30, 2013 Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
			Weighted
			Average
		Weighted	Remaining	Aggregate
	Number of	Average	Contractual	Intrinsic
	Units	Exercise Price	Term (in years)	Value

Outstanding, December 31, 2010	273,859	$1.29	5.51	$-
Granted	-	-	-

Outstanding, December 31, 2011	273,859	1.29	5.51	-
Granted	2,056,275	0.96	8.89

Outstanding, December 31, 2012	2,330,134	$0.96	8.91	$685,800

			Weighted
			Average
		Weighted	Remaining	Aggregate
	Number of	Average	Contractual	Intrinsic
	Units	Exercise Price	Term (in years)	Value

Outstanding, December 31, 2012	2,330,134	$0.96	8.91	$685,800

Cancellation	(49,950)

Outstanding, September 30, 2013	2,280,184	$0.95	8.17	$1,609,035

			Weighted
			Average
		Weighted	Remaining	Aggregate
	Number of	Average	Contractual	Intrinsic
	Units	Exercise Price	Term (in years)	Value

Outstanding, December 31, 2012	12,770,636	$0.97	4.48	$6,114,768
Warrants exercised	(2,304,910)	$1.65
Warrants expired	(1,023,784)	$1.65
Outstanding, September 30, 2013	9,441,942	$0. 77	5.09	$9,611,403